One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605 +1 617 728 7100 Main +1 617 426 6567 Fax www.dechert.com ___________________________
Stephanie Capistron stephanie.capistron@dechert.com +1 617 728 7127 Direct

August 4, 2021

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re:	Aberdeen Standard Investments ETFs (the “Trust”) (File Nos. 333-198170 and 811-22986)
Filing Pursuant to Rule 497(j)

To Whom it May Concern:

In accordance with the provisions of Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), this letter serves as certification that (i) the forms of the Prospectus and Statement of Additional Information (“SAI”) that the Trust would have filed pursuant to Rule 497(c) under the Securities Act would not have differed from the Prospectus and SAI contained in Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A, and (ii) the text of Post-Effective Amendment No. 32 to the Trust’s Registration Statement on Form N-1A was filed electronically on August 3, 2021.

Please contact the undersigned at 617.728.7127 should you have any questions.

Sincerely,

/s/ Stephanie Capistron

Stephanie Capistron